EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postretirement Medicare Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	$ 1,882	$ 1,689	$ 1,628
Service cost	5	6	7
Interest cost	52	57	72
Benefits paid	(4)	(16)	(17)
Change in medical plan provisions	0	0	0
Actuarial loss (gain)	(23)	146	(1)
Benefit obligation end of period	1,912	1,882	1,689
Change in plan assets:
Fair value of plan assets at beginning of period	0	0	0
Employer contribution	4	16	16
Benefits paid	(4)	(16)	(16)
Fair value of plan assets at end of period	0	0	0
Funded status	(1,912)	(1,882)	(1,689)
Pension Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	23,467	21,908	18,979
Interest cost	575	687	817
Benefits paid	(778)	(737)	(688)
Change in medical plan provisions	0	0	0
Actuarial loss (gain)	(1,183)	1,608	2,800
Benefit obligation end of period	22,081	23,467	21,908
Change in plan assets:
Fair value of plan assets at beginning of period	25,985	24,454	22,669
Actual return on plan assets	616	2,337	2,544
Employer contribution	0	0	0
Expenses paid	(73)	(69)	(71)
Benefits paid	(778)	(736)	(688)
Fair value of plan assets at end of period	25,750	25,985	24,454
Funded status	$ 3,669	$ 2,518	$ 2,546